ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Jul. 31, 2026
Talen Tec [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF REVERSE CAPITALIZATION

At the completion of the reverse recapitalization, the combined net liabilities of BTTC and TTNP acquired by TalenTec were in the amount of US$28,895 as shown below.

As of September 30,
2025
Cash	$1,955,450
Prepaid expenses and other current assets	674,533
Property and equipment, net	5,252
Total assets	2,635,235

Accounts payable	$261,083
Accrued expenses and other current liabilities	2,403,047
Total liabilities	2,664,130

Net liabilities	$(28,895)